Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Asset [Abstract]
Schedule of Intangible Asset Relates to the Right-of-Use of an Electric Power Facility

Intangible asset relates to the right-of-use of an electric power facility.

	As at	As at	As at
	December 31,	December 31,	December 31,
	2023	2022	2021
Balance, beginning of period	$1,314,028	$1,443,260	$1,572,500
Amortization	(129,230)	(129,232)	(129,240)
Balance, end of period	$1,184,798	$1,314,028	$1,443,260